Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.faegredrinker.com

August 27, 2024

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith for filing is a Post-Effective Amendment (the “Amendment”) to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 333 under the 1933 Act) and the Investment Company Act of 1940, as amended (the “1940 Act”) (Amendment No. 331 under the 1940 Act).

Pursuant to Rule 485(b) under the 1933 Act, it is proposed that the Amendment become effective on June 13, 2024. The purpose of the Amendment is to (i) respond to the Securities and Exchange Commission Staff’s comments on Post-Effective Amendment No. 328 under the 1933 Act, (ii) update certain missing information and make certain changes to finalize and complete the disclosure to the prospectus and statement of additional information for the Company’s new series identified in the Amendment, and (iii) file updated exhibits to the Registration Statement.

The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1122.

Very truly yours,

/s/ Sandra M. Lopez
Sandra M. Lopez